Goodwill (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2024
Goodwill [Line Items]
Goodwill
Goodwill net of impairment losses	14,500,000	$ 13,600,000	$ 0
Impairment losses	13,600,000
Goodwill impairment charge	947,000
Initial public offering [Member]
Goodwill [Line Items]
Goodwill	$ 14,500,000